Restructuring Charges - Schedule of Restructuring Charges (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Employee severance and related costs	$ 204		$ 0	$ 1,554
Contract termination costs	2,353		0	1,486
Asset impairment costs		$ 1,400		1,402
Total restructuring charges	$ 2,557		$ 0	$ 4,442	$ 0	$ 0